Allowance For Loan Losses (Schedule Of Allowance For Loan Loss By Portfolio Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Allowance for Loan Losses [Roll Forward]
Beginning balance	$ 20,150	$ 20,575
Charge-offs	(8,711)	(5,922)
Recoveries	1,617	1,443
Provision	(6,435)	(3,771)
Provision for acquired loans with deteriorated credit quality	553	283
Ending balance	20,044	20,150
Allowance for loan loss, Evaluated for impairment, Individually	0	252
Allowance for loan loss, Evaluated for impairment, Collectively	19,215	19,019
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	829	879
Allowance for loan loss, Total	20,044	20,150
Loans, Evaluated for impairment, Individually	8,482	6,769
Loans, Evaluated for impairment, Collectively	2,840,240	2,627,968
Gross loans	2,863,327	2,652,066
Commercial And Industrial
Allowance for Loan Losses [Roll Forward]
Beginning balance	1,582	1,139
Charge-offs	(5,051)	(323)
Recoveries	74	89
Provision	(6,113)	(394)
Provision for acquired loans with deteriorated credit quality	553	283
Ending balance	3,271	1,582
Allowance for loan loss, Evaluated for impairment, Individually	0	0
Allowance for loan loss, Evaluated for impairment, Collectively	3,267	1,540
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	4	42
Allowance for loan loss, Total	3,271	1,582
Loans, Evaluated for impairment, Individually	2,349	0
Loans, Evaluated for impairment, Collectively	163,209	139,862
Gross loans	165,887	140,548
Commercial real estate
Allowance for Loan Losses [Roll Forward]
Beginning balance	8,921	10,775
Charge-offs	(580)	(1,925)
Recoveries	366	113
Provision	929	42
Provision for acquired loans with deteriorated credit quality	0	0
Ending balance	7,778	8,921
Allowance for loan loss, Evaluated for impairment, Individually	0	252
Allowance for loan loss, Evaluated for impairment, Collectively	6,966	7,898
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	812	771
Allowance for loan loss, Total	7,778	8,921
Loans, Evaluated for impairment, Individually	5,399	6,023
Loans, Evaluated for impairment, Collectively	1,110,307	1,009,241
Gross loans	1,127,827	1,028,831
Residential Real Estate
Allowance for Loan Losses [Roll Forward]
Beginning balance	7,208	6,057
Charge-offs	(1,144)	(1,762)
Recoveries	199	187
Provision	(515)	(2,726)
Provision for acquired loans with deteriorated credit quality	0	0
Ending balance	6,778	7,208
Allowance for loan loss, Evaluated for impairment, Individually	0	0
Allowance for loan loss, Evaluated for impairment, Collectively	6,777	7,208
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	1	0
Allowance for loan loss, Total	6,778	7,208
Loans, Evaluated for impairment, Individually	437	449
Loans, Evaluated for impairment, Collectively	1,382,325	1,293,748
Gross loans	1,383,133	1,294,576
Home equity - junior liens
Allowance for Loan Losses [Roll Forward]
Beginning balance	1,495	1,672
Charge-offs	(312)	(309)
Recoveries	0	0
Provision	(280)	(132)
Provision for acquired loans with deteriorated credit quality	0	0
Ending balance	1,463	1,495
Allowance for loan loss, Evaluated for impairment, Individually	0	0
Allowance for loan loss, Evaluated for impairment, Collectively	1,451	1,429
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	12	66
Allowance for loan loss, Total	1,463	1,495
Loans, Evaluated for impairment, Individually	297	297
Loans, Evaluated for impairment, Collectively	145,041	142,743
Gross loans	147,036	145,604
Consumer Loan
Allowance for Loan Losses [Roll Forward]
Beginning balance	85	77
Charge-offs	(210)	(188)
Recoveries	186	204
Provision	(36)	8
Provision for acquired loans with deteriorated credit quality	0	0
Ending balance	97	85
Allowance for loan loss, Evaluated for impairment, Individually	0	0
Allowance for loan loss, Evaluated for impairment, Collectively	97	85
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	0	0
Allowance for loan loss, Total	97	85
Loans, Evaluated for impairment, Individually	0	0
Loans, Evaluated for impairment, Collectively	35,997	39,572
Gross loans	36,083	39,705
DDA Overdrafts
Allowance for Loan Losses [Roll Forward]
Beginning balance	859	855
Charge-offs	(1,414)	(1,415)
Recoveries	792	850
Provision	(420)	(569)
Provision for acquired loans with deteriorated credit quality	0	0
Ending balance	657	859
Allowance for loan loss, Evaluated for impairment, Individually	0	0
Allowance for loan loss, Evaluated for impairment, Collectively	657	859
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	0	0
Allowance for loan loss, Total	657	859
Loans, Evaluated for impairment, Individually	0	0
Loans, Evaluated for impairment, Collectively	3,361	2,802
Gross loans	3,361	2,802
Receivables Acquired with Deteriorated Credit Quality [Member]
Allowance for Loan Losses [Roll Forward]
Loans, Acquired with Deteriorated Credit Quality	14,605	17,329
Receivables Acquired with Deteriorated Credit Quality [Member] | Commercial And Industrial
Allowance for Loan Losses [Roll Forward]
Loans, Acquired with Deteriorated Credit Quality	329	686
Receivables Acquired with Deteriorated Credit Quality [Member] | Commercial real estate
Allowance for Loan Losses [Roll Forward]
Loans, Acquired with Deteriorated Credit Quality	12,121	13,567
Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Real Estate
Allowance for Loan Losses [Roll Forward]
Loans, Acquired with Deteriorated Credit Quality	371	379
Receivables Acquired with Deteriorated Credit Quality [Member] | Home equity - junior liens
Allowance for Loan Losses [Roll Forward]
Loans, Acquired with Deteriorated Credit Quality	1,698	2,564
Receivables Acquired with Deteriorated Credit Quality [Member] | Consumer Loan
Allowance for Loan Losses [Roll Forward]
Loans, Acquired with Deteriorated Credit Quality	86	133
Receivables Acquired with Deteriorated Credit Quality [Member] | DDA Overdrafts
Allowance for Loan Losses [Roll Forward]
Loans, Acquired with Deteriorated Credit Quality	$ 0	$ 0